Fair Value (Details) - Schedule of liabilities measured at fair value $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Warrants:
Balance as of January 1, 2021	$ 101,325
Vesting of AT&T Warrant	5,943
Fair value adjustment of AT&T Warrant	(12,555)
Fair value adjustment of Financing Warrants	84,011
Exercise of Financing Warrants	(174,328)
Reclassification of AT&T Warrant to Equity	(4,395)
Private Placement Warrants	16,013
Fair value adjustment of Private Placement Warrants	12,861
Balance as of December 31, 2021	$ 28,875